Cash and cash equivalents - Disclosure of composition of cash and cash equivalents (Details) - EUR (€) € in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash equivalents	€ 448,352	€ 478,541
Cash	29,070	38,144
Cash and cash equivalents	€ 477,423	€ 516,685	€ 103,576	€ 144,221